Financial Instruments Fair Value Disclosures - Summary of changes in level 3 of fair value of hierarchy (Detail) £ in Thousands	6 Months Ended
Jun. 30, 2020 GBP (£)
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	£ 1,758
Ending balance	1,729
Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Arising during the year	4,080
Movement during the period	31,493
Ending balance	35,573
Provision for deferred cash consideration [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,654
Ending balance	1,698
Provision for deferred cash consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	1,654
Arising during the year	44
Ending balance	1,698
Provision for contingent consideration [member] | Level 3 of fair value hierarchy [member]
Summary of changes in level 3 of fair value of hierarchy [Line Items]
Beginning balance	354
Movement during the period	£ (354)